Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

December 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 18.0%
Austria – 0.1%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	$454,552

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 60 4.25%, 03/28/2041(a)		293	339,035
Series 100 2.85%, 10/22/2034(a)		115	117,505

			456,540

Canada – 0.1%
Canadian Government Bond 3.50%, 09/01/2029	CAD	597	424,876

China – 1.5%
China Government Bond Series INBK 2.11%, 08/25/2034	CNY	18,180	2,585,033
2.12%, 06/25/2031		8,150	1,152,457
2.28%, 03/25/2031		10,420	1,485,260

			5,222,750

Colombia – 0.3%
Colombian TES Series B 6.25%, 07/09/2036	COP	350,100	50,893
7.25%, 10/26/2050		1,257,000	168,371
13.25%, 02/09/2033		3,911,900	955,701

			1,174,965

Finland – 0.1%
Finland Government Bond 2.50%, 04/15/2030(a)	EUR	197	204,393

France – 1.2%
French Republic Government Bond OAT Series OAT 2.75%, 02/25/2030(a)		2,065	2,141,850
3.00%, 11/25/2034(a)		1,486	1,515,198
3.50%, 11/25/2033(a)		673	717,953

			4,375,001

Germany – 0.3%
Bundesrepublik Deutschland Bundesanleihe 3.25%, 07/04/2042(a)		1,036	1,170,695

Indonesia – 0.2%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	9,644,000	595,772

	Principal Amount (000)		U.S. $ Value

Italy – 0.5%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.50%, 02/15/2031(a)	EUR	564	$598,463
Series 10Y 4.20%, 03/01/2034(a)		613	675,405
Series 13Y 4.05%, 10/30/2037(a)		364	392,753
Series 16Y 3.25%, 03/01/2038(a)		134	132,281

			1,798,902

Japan – 2.1%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	486,150	3,054,825
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		108,150	693,804
Series 16 1.30%, 03/20/2063		91,950	413,779
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		76,100	339,518
Series 81 1.60%, 12/20/2053		42,900	236,332
Series 82 1.80%, 03/20/2054		196,050	1,131,507
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	331,987
Series 183 1.40%, 12/20/2042		199,350	1,196,404

			7,398,156

Malaysia – 0.1%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	899	203,217
Series 0318 4.642%, 11/07/2033		998	236,375

			439,592

Mexico – 0.0%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	3,576	129,244

South Korea – 0.3%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	1,194,290	878,171

	Principal Amount (000)		U.S. $ Value

Spain – 0.3%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	842	$925,241

United Kingdom – 1.9%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	453	262,860
1.50%, 07/31/2053(a)		405	236,289
1.75%, 09/07/2037(a)		430	387,197
4.125%, 07/22/2029(a)		2,832	3,512,295
4.25%, 07/31/2034(a)		808	987,293
4.375%, 07/31/2054(a)		259	286,848
4.75%, 10/22/2043(a)		686	828,313

			6,501,095

United States – 8.9%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	3,964	2,364,774
1.25%, 05/15/2050		269	127,501
1.875%, 02/15/2051(b)		3,989	2,221,541
2.25%, 08/15/2046		471	304,578
2.25%, 02/15/2052		139	84,217
2.875%, 05/15/2043		476	360,567
2.875%, 05/15/2049		480	340,650
2.875%, 05/15/2052		1,035	724,683
3.00%, 11/15/2045		438	329,670
3.00%, 08/15/2052		321	230,525
3.625%, 08/15/2043		1,272	1,078,304
3.625%, 02/15/2053		581	473,042
3.625%, 05/15/2053		462	376,078
3.875%, 02/15/2043		1,411	1,245,736
4.00%, 11/15/2042		790	711,674
4.25%, 02/15/2054		67	61,039
4.375%, 11/15/2039(b)		4,358	4,179,498
4.375%, 08/15/2043		674	634,824
4.50%, 08/15/2039		1,302	1,268,212
4.625%, 05/15/2044		135	130,937
4.75%, 11/15/2043		477	471,707
U.S. Treasury Notes 3.50%, 02/15/2033(b)		4,785	4,453,041
4.00%, 01/31/2029		1,018	1,003,608
4.125%, 03/31/2029		742	734,201
4.25%, 02/28/2029		798	794,657
4.25%, 06/30/2029		297	295,230
4.375%, 05/15/2034		743	732,150
4.50%, 05/31/2029		248	248,923
4.50%, 11/15/2033		192	190,792
4.625%, 09/30/2028		4,004	4,041,033
4.625%, 04/30/2029		642	648,220
4.875%, 04/30/2026		431	434,468

			31,296,080

Total Governments - Treasuries (cost $71,195,623)			63,446,025

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 16.4%
Industrial – 8.2%
Basic – 0.3%
Glencore Funding LLC 5.338%, 04/04/2027(a)	U.S.$	412	$415,560
Nexa Resources SA 6.75%, 04/09/2034(a)		200	202,000
Smurfit Kappa Treasury ULC 3.454%, 11/27/2032(a)	EUR	223	234,783
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)	U.S.$	200	188,622

			1,040,965

Capital Goods – 0.6%
Boeing Co. (The) 3.25%, 02/01/2028		178	167,603
3.625%, 02/01/2031		58	52,655
5.15%, 05/01/2030		46	45,397
6.298%, 05/01/2029		103	106,799
6.528%, 05/01/2034		60	62,853
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		426	426,107
CNH Industrial Capital LLC 3.95%, 05/23/2025		423	421,388
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 3.125%, 12/11/2033	EUR	105	106,502
Regal Rexnord Corp. 6.05%, 02/15/2026	U.S.$	489	493,479
Waste Management, Inc. 4.50%, 03/15/2028		120	119,332
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		90	89,205

			2,091,320

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		149	131,346
Discovery Communications LLC 5.30%, 05/15/2049		29	22,331
Fox Corp. 6.50%, 10/13/2033		30	31,576
Paramount Global 4.95%, 01/15/2031		340	317,676
7.875%, 07/30/2030		113	122,407
Prosus NV 3.061%, 07/13/2031(a)		291	244,623
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		102	98,278
4.279%, 03/15/2032		684	602,625
5.141%, 03/15/2052		143	106,464

			1,677,326

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.2%
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	107	$69,794
4.55%, 02/09/2030		73	51,962
5.85%, 11/10/2032		285	216,398
TELUS Corp. Series CAG 5.25%, 11/15/2032		398	291,538
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	130	79,233

			708,925

Consumer Cyclical - Automotive – 1.0%
American Honda Finance Corp. Series E 3.65%, 04/23/2031	EUR	177	186,041
Aptiv Swiss Holdings Ltd. 5.15%, 09/13/2034	U.S.$	341	322,583
Ford Motor Co. 3.25%, 02/12/2032		715	595,030
Ford Motor Credit Co., LLC 6.125%, 05/15/2028	EUR	100	112,007
General Motors Financial Co., Inc. 5.65%, 01/17/2029	U.S.$	45	45,663
5.75%, 02/08/2031		411	416,068
Series E 4.30%, 02/15/2029(a)	EUR	191	205,280
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	30	21,653
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	296	280,942
5.95%, 06/11/2029(a)		219	219,243
6.50%, 03/10/2028(a)		111	113,582
Hyundai Capital America 2.10%, 09/15/2028(a)		340	304,511
4.30%, 09/24/2027(a)		10	9,836
5.25%, 01/08/2027(a)		258	259,535
5.275%, 06/24/2027(a)		70	70,503
6.10%, 09/21/2028(a)		87	89,490
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		175	164,224
5.30%, 09/13/2027(a)		59	58,405

			3,474,596

Consumer Cyclical - Other – 0.3%
Marriott International, Inc./MD 5.35%, 03/15/2035		391	385,655
Series EE 5.75%, 05/01/2025		34	34,063
MDC Holdings, Inc. 6.00%, 01/15/2043		746	743,919

			1,163,637

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.85%, 02/08/2027	U.S.$	272	$273,118

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		658	652,690

Consumer Non-Cyclical – 1.4%
Altria Group, Inc. 3.40%, 05/06/2030		595	546,311
Cargill, Inc. 5.125%, 10/11/2032(a)		446	443,110
CommonSpirit Health 5.318%, 12/01/2034		226	223,085
CVS Health Corp. 5.70%, 06/01/2034		135	132,691
6.75%, 12/10/2054		19	18,638
7.00%, 03/10/2055		315	316,232
General Mills, Inc. 4.875%, 01/30/2030		120	119,245
Gilead Sciences, Inc. 5.10%, 06/15/2035		120	118,057
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		495	493,129
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034		277	293,238
Loblaw Cos., Ltd. 5.008%, 09/13/2032	CAD	250	183,857
6.54%, 02/17/2033(a)		110	86,794
Metro, Inc./CN 4.657%, 02/07/2033		360	258,984
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	625,960
Philip Morris International, Inc. 4.875%, 02/13/2026		216	216,648
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		129	137,388
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		284	277,408
Saputo, Inc. 5.492%, 11/20/2030	CAD	434	323,493
Sutter Health 5.164%, 08/15/2033	U.S.$	101	100,404
Tyson Foods, Inc. 5.70%, 03/15/2034		89	90,059

			5,004,731

Energy – 1.5%
BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)	EUR	100	103,064
3.625%, 03/22/2029(a) (c)		195	198,654
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	598	490,749
5.75%, 01/15/2031(a)		414	409,388

	Principal Amount (000)		U.S. $ Value

Devon Energy Corp. 5.20%, 09/15/2034	U.S.$	428	$406,750
7.95%, 04/15/2032		222	250,174
Enbridge, Inc. 6.10%, 11/09/2032	CAD	186	144,847
Energy Transfer LP 5.60%, 09/01/2034	U.S.$	95	94,592
Occidental Petroleum Corp. 5.20%, 08/01/2029		234	232,233
5.375%, 01/01/2032		251	245,950
6.625%, 09/01/2030		137	143,454
ONEOK, Inc. 4.40%, 10/15/2029		46	44,600
6.05%, 09/01/2033		155	159,569
Ovintiv, Inc. 7.20%, 11/01/2031		24	25,746
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		513	478,408
TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	266	265,683
Var Energi ASA 7.50%, 01/15/2028(a)	U.S.$	391	412,837
8.00%, 11/15/2032(a)		749	842,438
Williams Cos., Inc. (The) 4.80%, 11/15/2029		192	189,514
Wintershall Dea Finance BV 1.823%, 09/25/2031(a)	EUR	200	180,101

			5,318,751

Other Industrial – 0.1%
LKQ Dutch Bond BV 4.125%, 03/13/2031		199	210,906

Services – 0.7%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	399	336,106
Booking Holdings, Inc. 3.50%, 03/01/2029	EUR	169	179,111
4.50%, 11/15/2031		372	414,614
4.75%, 11/15/2034		207	236,783
Chicago Parking Meters LLC 4.93%, 12/30/2025(d)	U.S.$	800	791,061
Mastercard, Inc. 4.55%, 01/15/2035		306	293,332
Moody’s Corp. 5.00%, 08/05/2034		221	216,268
S&P Global, Inc. 4.25%, 05/01/2029		125	122,260

			2,589,535

Technology – 0.8%
Broadcom, Inc. 5.05%, 07/12/2027		159	160,544
Entegris, Inc. 4.75%, 04/15/2029(a)		429	410,708

	Principal Amount (000)		U.S. $ Value

Fidelity National Information Services, Inc. 2.00%, 05/21/2030	EUR	278	$272,831
Fiserv, Inc. 4.50%, 05/24/2031		100	110,471
5.625%, 08/21/2033	U.S.$	174	177,127
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,000	1,087,818
Infor, Inc. 1.75%, 07/15/2025(a)	U.S.$	227	222,319
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		204	207,368

			2,649,186

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		124	120,835
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		91	90,804
4.75%, 10/20/2028(a)		563	555,236

			766,875

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		346	316,487

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(a)		891	657,674
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	71	93,862

			751,536

			28,690,584

Financial Institutions – 7.2%
Banking – 6.1%
ABN AMRO Bank NV 4.75%, 09/22/2027(a) (c)	EUR	200	204,062
Series E 5.50%, 09/21/2033(a)		100	109,714
Ally Financial, Inc. 5.543%, 01/17/2031	U.S.$	8	7,884
6.992%, 06/13/2029		315	328,176
American Express Co. 5.098%, 02/16/2028		408	410,232
Banco Bilbao Vizcaya Argentaria SA 6.033%, 03/13/2035		200	200,348
7.883%, 11/15/2034		600	657,708
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		545	534,373
Banco Santander SA 4.175%, 03/24/2028		600	587,286
6.35%, 03/14/2034		200	203,050
Series E 5.75%, 08/23/2033(a)	EUR	100	110,139

	Principal Amount (000)		U.S. $ Value

Bank of America Corp. 3.559%, 04/23/2027	U.S.$	369	$362,967
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		800	807,528
Series E 0.375%, 05/10/2027(a)	EUR	164	164,516
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		300	311,146
Barclays PLC 5.674%, 03/12/2028	U.S.$	270	273,200
6.375%, 12/15/2025(a) (c)	GBP	232	290,159
Series E 8.407%, 11/14/2032(a)		100	134,001
BPCE SA 3.116%, 10/19/2032(a)	U.S.$	250	206,780
6.508%, 01/18/2035(a)		646	648,907
CaixaBank SA 6.037%, 06/15/2035(a)		272	274,002
6.684%, 09/13/2027(a)		200	205,200
Capital One Financial Corp. 5.468%, 02/01/2029		162	163,165
Citigroup, Inc. 4.542%, 09/19/2030		435	422,576
Series W 4.00%, 12/10/2025(c)		574	559,168
Series Y 4.15%, 11/15/2026(c)		278	264,617
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	200	217,609
Commonwealth Bank of Australia 5.293% (SOFR + 0.63%), 01/10/2025(a) (e)	U.S.$	107	107,007
Cooperatieve Rabobank UA Series G 4.233%, 04/25/2029(a)	EUR	200	215,277
Danske Bank A/S 4.613%, 10/02/2030(a)	U.S.$	280	271,494
Deutsche Bank AG Series E 4.125%, 04/04/2030(a)	EUR	100	106,054
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	U.S.$	200	174,812
Discover Bank Series B 5.974%, 08/09/2028		300	304,686
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027(a)		555	548,495
Ford Credit Canada Co./Canada 6.382%, 11/10/2028	CAD	231	171,590
ING Groep NV 6.083%, 09/11/2027	U.S.$	340	346,355

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)	U.S.$	248	$259,512
JPMorgan Chase & Co. 2.963%, 01/25/2033		280	242,068
5.386% (SOFR + 0.92%), 02/24/2026(e)		95	95,078
Series E 4.457%, 11/13/2031(a)	EUR	300	331,451
KBC Group NV Series E 4.375%, 04/19/2030(a)		100	108,716
4.875%, 04/25/2033(a)		100	107,574
Lloyds Banking Group PLC 5.087%, 11/26/2028	U.S.$	233	233,291
Morgan Stanley 0.406%, 10/29/2027	EUR	677	670,961
0.495%, 10/26/2029		355	334,889
4.656%, 03/02/2029		115	125,009
Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	1,007	962,581
5.772% (SOFR + 1.29%), 02/16/2028(a) (e)		384	386,692
NatWest Group PLC 3.032%, 11/28/2035		468	404,081
8.125%, 11/10/2033(c)		400	425,000
Series E 1.043%, 09/14/2032(a)	EUR	140	136,225
5.763%, 02/28/2034(a)		115	127,584
Royal Bank of Canada/Toronto 5.70%, 10/04/2028	AUD	120	76,331
Santander Holdings USA, Inc. 6.174%, 01/09/2030	U.S.$	89	90,825
6.499%, 03/09/2029		26	26,736
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	419,561
6.833%, 11/21/2026		311	315,488
Societe Generale SA 5.519%, 01/19/2028(a)		203	203,410
Standard Chartered PLC 2.608%, 01/12/2028(a)		255	242,765
3.971%, 03/30/2026(a)		550	547,959
6.361% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (c) (e)		400	370,444
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		509	504,058
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (c)		600	541,524
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	292	304,906
UBS Group AG 2.875%, 04/02/2032(a)		230	231,882
3.875%, 06/02/2026(a) (c)	U.S.$	400	382,640
6.373%, 07/15/2026(a)		452	455,227

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 2.569%, 09/22/2026(a)	U.S.$	455	$446,232
3.127%, 06/03/2032(a)		327	283,306
Wells Fargo & Co. Series E 3.90%, 07/22/2032(a)	EUR	150	159,584

			21,457,873

Brokerage – 0.2%
Charles Schwab Corp. (The) 5.014% (CME Term SOFR 3 Month + 0.52%), 05/13/2026(e)	U.S.$	421	420,630
Nomura Holdings, Inc. 5.709%, 01/09/2026		379	381,562

			802,192

Finance – 0.2%
Air Lease Corp. 5.40%, 06/01/2028	CAD	266	193,313
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	U.S.$	71	67,410
4.125%, 08/01/2025(a)		12	11,932
4.875%, 10/01/2025(a)		147	146,708
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	199,617

			618,980

Insurance – 0.3%
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	124	110,743
2.55%, 11/19/2030(a)		15	12,869
2.717%, 01/07/2029(a)		19	17,231
5.526%, 07/11/2031(a)		266	266,548
5.583%, 01/09/2029(a)		2	2,022
5.62%, 05/08/2026(a)		377	380,348
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		200	198,324
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	198,354

			1,186,439

REITs – 0.4%
American Homes 4 Rent LP 5.25%, 03/15/2035		116	112,925
American Tower Corp. 0.50%, 01/15/2028	EUR	291	280,498
5.20%, 02/15/2029	U.S.$	184	185,038
Digital Dutch Finco BV 1.25%, 02/01/2031(a)	EUR	177	161,036
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2031	U.S.$	167	153,003
4.00%, 01/15/2030		163	151,380

	Principal Amount (000)		U.S. $ Value

Trust Fibra Uno 5.25%, 01/30/2026(a)	U.S.$	400	$398,876

			1,442,756

			25,508,240

Utility – 1.0%
Electric – 0.8%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		328	300,120
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		480	418,016
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	111,912
American Electric Power Co., Inc. 6.95%, 12/15/2054		189	195,607
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		10	9,767
5.05%, 03/01/2035		110	107,534
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		542	417,199
Electricite de France SA 9.125%, 03/15/2033(a) (c)		200	225,324
Series MPLE 5.993%, 05/23/2030(a)	CAD	77	57,456
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)	U.S.$	402	385,027
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		206	201,188
NRG Energy, Inc. 7.00%, 03/15/2033(a)		287	309,065
Pacific Gas and Electric Co. 5.55%, 05/15/2029		74	75,199
Vistra Operations Co., LLC 5.05%, 12/30/2026(a)		4	4,004

			2,817,418

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(a)	EUR	209	218,099
Energir, Inc. 6.30%, 10/31/2033	CAD	277	220,012

			438,111

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Suez SACA Series E 4.50%, 11/13/2033(a)	EUR	200	$220,106
5.00%, 11/03/2032(a)		100	113,209

			333,315

			3,588,844

Total Corporates - Investment Grade (cost $58,630,718)			57,787,668

INFLATION-LINKED SECURITIES – 16.1%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2050	BRL	332	198,491

Canada – 0.1%
Canadian Government Real Return Bond Series CPI 4.00%, 12/01/2031	CAD	317	260,015

Sweden – 0.1%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	930	150,589
Series 3112 0.125%, 06/01/2026(a)		595	70,214
Series 3113 0.125%, 12/01/2027(a)		1,825	210,714

			431,517

United States – 15.8%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)(f)	U.S.$	27,675	24,950,558
0.125%, 07/15/2031 (TIPS)(f)		5,085	4,479,121
0.25%, 07/15/2029 (TIPS)		7,715	7,146,249
0.375%, 07/15/2027 (TIPS)		1,263	1,218,682
0.75%, 07/15/2028 (TIPS)		2,018	1,937,898
1.375%, 07/15/2033 (TIPS)(f)		10,618	9,935,934
1.75%, 01/15/2034 (TIPS)		3,489	3,347,184
1.875%, 07/15/2034 (TIPS)		2,595	2,516,201
2.125%, 02/15/2054 (TIPS)		463	428,696

			55,960,523

Total Inflation-Linked Securities (cost $57,881,731)			56,850,546

	Shares

INVESTMENT COMPANIES – 13.1%
Funds and Investment Trusts – 13.1%(g)
AB All Market Real Return Portfolio - Class Z(h)		1,384,327	12,209,761
iShares Core MSCI EAFE ETF		332,652	23,378,783
iShares Core MSCI Emerging Markets ETF		198,314	10,355,957

Total Investment Companies (cost $46,252,774)			45,944,501

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 9.5%
Agency Fixed Rate 30-Year – 9.2%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 11/01/2049	U.S.$	182	$163,296
Series 2022 3.00%, 05/01/2052		612	519,947
Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046		436	411,687
Series 2017 4.00%, 07/01/2044		290	273,524
Series 2018 4.50%, 03/01/2048		106	101,712
4.50%, 11/01/2048		307	294,078
5.00%, 11/01/2048		134	132,088
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		97	99,195
Series 2010 4.00%, 12/01/2040		174	164,105
Series 2012 3.50%, 02/01/2042		105	96,335
3.50%, 11/01/2042		170	156,064
3.50%, 01/01/2043		190	174,056
Series 2013 3.50%, 03/01/2043		5	4,534
3.50%, 04/01/2043		650	595,715
4.00%, 10/01/2043		489	458,637
Series 2014 5.50%, 09/01/2041		266	272,589
Series 2015 3.00%, 05/01/2045		68	59,238
3.00%, 08/01/2045		496	431,278
Series 2018 4.50%, 09/01/2048		459	439,110
Series 2019 3.50%, 11/01/2049		392	352,228
Series 2021 2.00%, 07/01/2051		2,022	1,578,453
2.00%, 12/01/2051		377	293,342
2.50%, 01/01/2052		636	524,285
Series 2022 2.50%, 03/01/2052		746	614,343
2.50%, 05/01/2052		822	675,888
3.00%, 03/01/2052		848	727,817
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		55	48,389
3.00%, 05/20/2046		146	128,278
Series 2021 2.50%, 01/15/2055, TBA		1,024	853,949
Series 2022 5.00%, 11/20/2052		1,479	1,437,646

	Principal Amount (000)		U.S. $ Value

Series 2023 5.50%, 04/20/2053	U.S.$	776	$772,008
Series 2024 3.00%, 01/15/2055, TBA		1,343	1,163,118
4.00%, 01/15/2055, TBA		668	614,418
Series 2025 4.50%, 01/21/2055, TBA		4,164	3,934,577
5.00%, 01/15/2055, TBA		3,010	2,919,008
5.50%, 01/15/2055, TBA		3,373	3,342,466
6.00%, 01/15/2055, TBA		1,246	1,253,721
Uniform Mortgage-Backed Security Series 2025 2.00%, 01/15/2055, TBA		46	35,961
5.00%, 01/15/2055, TBA		250	241,103
5.50%, 01/15/2055, TBA		2,637	2,600,776
6.00%, 01/15/2055, TBA		2,659	2,670,828
6.50%, 01/15/2055, TBA		770	786,608

			32,416,398

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		13	12,372
2.50%, 06/01/2028		4	3,507
Series 2014 2.50%, 09/01/2029		47	45,494
Series 2016 2.50%, 11/01/2031		13	12,161
2.50%, 12/01/2031		986	932,669
2.50%, 01/01/2032		22	20,718
Series 2017 2.50%, 02/01/2032		73	69,342

			1,096,263

Total Mortgage Pass-Throughs (cost $35,041,310)			33,512,661

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Risk Share Floating Rate – 3.7%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.569% (CME Term SOFR + 1.00%), 09/25/2031(a) (e)		878	878,900
Series 2022-1, Class M1B 6.719% (CME Term SOFR + 2.15%), 01/26/2032(a) (e)		254	255,323
Series 2022-2, Class M1A 8.56% (CME Term SOFR + 4.00%), 09/27/2032(a) (e)		917	929,264
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 6.119% (CME Term SOFR + 1.55%), 10/25/2041(a) (e)		38	37,741
Series 2022-R01, Class 1M2 6.469% (CME Term SOFR + 1.90%), 12/25/2041(a) (e)		1,382	1,401,427

	Principal Amount (000)		U.S. $ Value

Series 2022-R02, Class 2M1 5.769% (CME Term SOFR + 1.20%), 01/25/2042(a) (e)	U.S.$	156	$156,346
Series 2022-R03, Class 1M1 6.669% (CME Term SOFR + 2.10%), 03/25/2042(a) (e)		160	162,143
Series 2022-R04, Class 1M2 7.669% (CME Term SOFR + 3.10%), 03/25/2042(a) (e)		130	134,676
Series 2022-R06, Class 1M1 7.319% (CME Term SOFR + 2.75%), 05/25/2042(a) (e)		338	346,681
Series 2023-R01, Class 1M1 6.96% (CME Term SOFR + 2.40%), 12/25/2042(a) (e)		391	401,780
Series 2023-R02, Class 1M1 6.869% (CME Term SOFR + 2.30%), 01/25/2043(a) (e)		772	789,462
Series 2023-R03, Class 2M1 7.069% (CME Term SOFR + 2.50%), 04/25/2043(a) (e)		271	276,337
Series 2024-R04, Class 1M1 5.669% (CME Term SOFR + 1.10%), 05/25/2044(a) (e)		86	85,709
Series 2024-R05, Class 2M1 5.569% (CME Term SOFR + 1.00%), 07/25/2044(a) (e)		67	66,980
Series 2024-R06, Class 1M1 5.619% (CME Term SOFR + 1.05%), 09/25/2044(a) (e)		50	49,812
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.483% (CME Term SOFR + 4.91%), 05/25/2028(e)		49	50,549
Series 2021-DNA5, Class M2 6.219% (CME Term SOFR + 1.65%), 01/25/2034(a) (e)		178	179,643
Series 2021-DNA6, Class M1 5.369% (CME Term SOFR + 0.80%), 10/25/2041(a) (e)		4	3,821
Series 2021-DNA6, Class M2 6.069% (CME Term SOFR + 1.50%), 10/25/2041(a) (e)		336	338,403
Series 2021-HQA4, Class M1 5.519% (CME Term SOFR + 0.95%), 12/25/2041(a) (e)		386	386,256
Series 2021-HQA4, Class M2 6.919% (CME Term SOFR + 2.35%), 12/25/2041(a) (e)		415	419,585
Series 2022-DNA1, Class M1A 5.569% (CME Term SOFR + 1.00%), 01/25/2042(a) (e)		56	56,181

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA1, Class M1B 6.419% (CME Term SOFR + 1.85%), 01/25/2042(a) (e)	U.S.$	731	$741,175
Series 2022-DNA3, Class M1B 7.469% (CME Term SOFR + 2.90%), 04/25/2042(a) (e)		239	247,958
Series 2022-DNA4, Class M1B 7.919% (CME Term SOFR + 3.35%), 05/25/2042(a) (e)		878	918,602
Series 2022-DNA5, Class M1B 9.234% (CME Term SOFR + 4.50%), 06/25/2042(a) (e)		769	825,130
Series 2022-DNA7, Class M1A 7.069% (CME Term SOFR + 2.50%), 03/25/2052(a) (e)		340	346,460
Series 2022-HQA1, Class M1B 8.069% (CME Term SOFR + 3.50%), 03/25/2042(a) (e)		134	140,013
Series 2023-DNA2, Class M1A 6.66% (CME Term SOFR + 2.10%), 04/25/2043(a) (e)		187	190,226
Series 2024-DNA3, Class M1 5.569% (CME Term SOFR + 1.00%), 10/25/2044(a) (e)		50	50,218
Series 2024-HQA2, Class M1 5.769% (CME Term SOFR + 1.20%), 08/25/2044(a) (e)		571	571,541
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 8.983% (CME Term SOFR + 4.41%), 02/25/2025(e)		64	64,284
Series 2015-C03, Class 1M2 9.683% (CME Term SOFR + 5.11%), 07/25/2025(e)		81	82,226
Series 2015-C04, Class 1M2 10.383% (CME Term SOFR + 5.81%), 04/25/2028(e)		234	242,585
Series 2015-C04, Class 2M2 10.233% (CME Term SOFR + 5.66%), 04/25/2028(e)		100	100,695
Series 2016-C01, Class 2M2 11.633% (CME Term SOFR + 7.06%), 08/25/2028(e)		23	24,332
Series 2016-C02, Class 1M2 10.683% (CME Term SOFR + 6.11%), 09/25/2028(e)		53	54,793
Series 2017-C04, Class 2M2 7.533% (CME Term SOFR + 2.96%), 11/25/2029(e)		250	256,630
Series 2021-R02, Class 2M2 6.569% (CME Term SOFR + 2.00%), 11/25/2041(a) (e)		630	634,948

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.013% (CME Term SOFR + 3.46%), 02/25/2025 (a) (e)	U.S.$	115	$114,645
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.933% (CME Term SOFR + 5.36%), 11/25/2025(a) (e)		104	107,537
Series 2015-WF1, Class 2M2 10.183% (CME Term SOFR + 5.61%), 11/25/2025(a) (e)		25	26,305

			13,147,322

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4693, Class SL 1.438% (6.04% - CME Term SOFR), 06/15/2047(e) (i)		1,059	113,750
Series 4719, Class JS 1.438% (6.04% - CME Term SOFR), 09/15/2047(e) (i)		326	35,518
Series 4954, Class SL 1.367% (5.94% - CME Term SOFR), 02/25/2050(e) (i)		1,045	97,833
Series 4981, Class HS 1.417% (5.99% - CME Term SOFR), 06/25/2050(e) (i)		2,537	237,950
Federal National Mortgage Association REMICs Series 2014-78, Class SE 1.417% (5.99% - CME Term SOFR), 12/25/2044(e) (i)		358	33,705
Series 2016-77, Class DS 1.317% (5.89% - CME Term SOFR), 10/25/2046(e) (i)		824	91,066
Series 2017-62, Class AS 1.467% (6.04% - CME Term SOFR), 08/25/2047(e) (i)		399	39,293
Series 2017-97, Class LS 1.517% (6.09% - CME Term SOFR), 12/25/2047(e) (i)		807	88,558
Series 2017-97, Class SW 1.517% (6.09% - CME Term SOFR), 12/25/2047(e) (i)		419	43,219
Government National Mortgage Association Series 2017-65, Class ST 1.665% (6.04% - CME Term SOFR 1 Month), 04/20/2047(e) (i)		519	58,937
Series 2017-122, Class SA 1.715% (6.09% - CME Term SOFR 1 Month), 08/20/2047(e) (i)		405	50,420
Series 2017-134, Class SE 1.715% (6.09% - CME Term SOFR 1 Month), 09/20/2047(e) (i)		296	30,715
			920,964

Total Collateralized Mortgage Obligations (cost $13,651,715)			14,068,286

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 4.0%
Other ABS - Fixed Rate – 2.5%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)	U.S.$	1,120	$1,025,072
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		185	180,590
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		9	8,807
Series 2024-X1, Class A 6.27%, 05/15/2029(a)		53	52,841
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		166	166,206
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(a)		95	94,644
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		220	222,618
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(a)		5	4,810
Series 2023-A, Class A 5.55%, 04/17/2036(a)		171	170,992
Series 2023-B, Class A 6.92%, 12/17/2036(a)		61	62,720
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		237	225,801
Clarus Capital Funding LLC Series 2024-1A, Class B 4.79%, 08/20/2032(a)		115	113,275
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		237	211,808
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		379	381,655
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,056,112

	Principal Amount (000)		U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	U.S.$	341	$306,853
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		63	63,865
HPEFS Equipment Trust Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		23	22,981
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		118	117,844
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		56	56,569
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		219	206,428
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		818	741,561
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,022	1,037,405
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	120,000
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	415,821
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	388,669
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		225	225,443
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		60	61,128
Series 2024-9, Class B 5.306%, 03/15/2032(a)		538	536,687
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		53	53,922
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)		24	24,470
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		111	111,917
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		109	108,998

			8,578,512

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 1.5%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(a)	U.S.$	196	$197,940
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	403,655
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		71	67,657
Series 2021-N4, Class D 2.30%, 09/11/2028		55	53,526
Series 2021-P4, Class D 2.61%, 09/11/2028		596	551,792
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		427	421,304
Series 2022-A, Class C 2.17%, 04/16/2029(a)		248	246,925
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		33	32,864
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	791,117
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		380	377,009
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		861	874,364
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		99	100,581
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		42	42,235
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(a)		69	68,923
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		236	235,912
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		72	73,080
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.721%, 08/16/2032(a)		9	9,164
Series 2022-C, Class B 6.451%, 12/15/2032(a)		72	72,524

	Principal Amount (000)			U.S. $ Value

Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(a)	U.S.$	0	**	$248
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		75		75,438
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		67		67,969
Wheels Fleet Lease Funding 1 LLC Series 2023-2A 6.46%, 08/18/2038(a)		109		110,696
Series 2024-2A, Class A1 4.87%, 06/21/2039(a)		170		170,220
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		136		135,926

				5,181,069

Credit Cards - Fixed Rate – 0.0%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		121		122,390

Total Asset-Backed Securities (cost $14,418,793)				13,881,971

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%
Non-Agency Floating Rate CMBS – 1.0%
Ashford Hospitality Trust Series 2018-KEYS, Class A 5.695% (CME Term SOFR 1 Month + 1.30%), 06/15/2035(a) (e)		37		37,268
BBCMS Mortgage Trust Series 2020-BID, Class A 6.653% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a) (e)		1,089		1,092,403
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.318% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a) (e)		280		281,566
BX Commercial Mortgage Trust Series 2019-IMC, Class E 6.593% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (e)		430		423,264
Series 2024-AIR2, Class A 5.89% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a) (e)		110		110,413
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 6.569% (CME Term SOFR + 2.00%), 01/25/2051(a) (e)		81		81,041

	Principal Amount (000)		U.S. $ Value

Great Wolf Trust Series 2024-WOLF, Class A 5.939% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (e)	U.S.$	264	$264,413
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.938% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a) (e)		176	176,055
HLTN Commercial Mortgage Trust Series 2024-DPLO 6.039% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(a) (e)		250	250,026
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.977% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (e)		316	286,612
NJ Trust Series 2023-GSP, Class A 6.481%, 01/06/2029(a)		165	171,415
NRTH Mortgage Trust Series 2024-PARK, Class A 6.038% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a) (e)		290	290,181
ORL Trust Series 2024-GLKS, Class A 5.993% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a) (e)		100	100,000
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.088% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a) (e)		94	94,092

			3,658,749

Non-Agency Fixed Rate CMBS – 1.0%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		500	451,554
Commercial Mortgage Trust Series 2010-C1, Class D 5.792%, 07/10/2046(a)		751	707,461
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.843%, 01/15/2041(a)		116	117,252
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.15%, 08/10/2044(a)		26	14,099
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(j)		346	339,224
Series 2021-1, Class A2 2.435%, 08/15/2026(j)		1,071	1,048,918
Series 2021-1, Class AS 2.638%, 08/15/2026(j)		39	37,606

	Principal Amount (000)		U.S. $ Value
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(j)	U.S.$	370	$368,473
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.402%, 09/15/2047(k)		1,007	10
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		117	38,934
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		72	71,007
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.33%, 12/15/2059		125	113,157

			3,307,695

Total Commercial Mortgage-Backed Securities (cost $7,259,704)			6,966,444

COLLATERALIZED LOAN OBLIGATIONS – 1.5%
CLO - Floating Rate – 1.5%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.048% (CME Term SOFR 3 Month + 1.39%), 04/15/2034(a) (e)		330	330,371
AIMCO CLO Series 2015-AA, Class AR3 5.898% (CME Term SOFR 3 Month + 1.25%), 10/17/2034(a) (e)		280	280,143
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.517% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a) (e)		273	273,173
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 6.029% (CME Term SOFR 3 Month + 1.41%), 10/20/2034(a) (e)		250	250,558
Clover CLO LLC Series 2021-3A, Class BR 5.74% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a) (e)		250	250,000
Dryden 87 CLO Ltd. Series 2021-87A, Class A1 5.883% (CME Term SOFR 3 Month + 1.36%), 05/20/2034(a) (e)		125	125,344
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 5.972% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a) (e)		500	500,601

	Principal Amount (000)		U.S. $ Value

Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.009% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(a) (e)	U.S.$	452	$452,844
Kings Park CLO Ltd. Series 2021-1A, Class A 6.009% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a) (e)		250	250,685
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.79% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a) (e)		250	250,000
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.074% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a) (e)		180	180,073
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A2R 6.329% (CME Term SOFR 3 Month + 1.71%), 03/17/2030(a) (e)		250	250,201
OSD CLO Ltd. Series 2021-23A, Class BR 5.94% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a) (e)		250	250,044
OZLM XVIII Ltd. Series 2018-18A, Class A 5.938% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a) (e)		372	372,287
Pikes Peak CLO 15 Ltd. Series 2023-15A 6.367% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a) (e)		250	251,691
Pikes Peak CLO 8 Series 2021-8A, Class A 6.049% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a) (e)		1,046	1,045,972

Total Collateralized Loan Obligations (cost $5,297,042)			5,313,987

COVERED BONDS – 1.1%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	200	199,905
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		537	528,951
BPCE SFH SA 0.625%, 09/22/2027(a)		500	492,008
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		500	495,628
Korea Housing Finance Corp. 3.714%, 04/11/2027(a)		479	508,819
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		583	541,717

	Principal Amount (000)		U.S. $ Value

Nationwide Building Society Series E 0.625%, 03/25/2027(a)	EUR	320	$318,289
Santander UK PLC Series G 0.05%, 01/12/2027(a)		337	332,067
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		545	530,728

Total Covered Bonds (cost $4,168,816)			3,948,112

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 2,080; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(l)	EUR	8,736,000	182,346
Euro STOXX 50 Index Expiration: Sep 2025; Contracts: 580; Exercise Price: EUR 4,200.00; Counterparty: UBS AG(l)	EUR	2,436,000	50,847
FTSE 100 Index Expiration: Oct 2025; Contracts: 460; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(l)	GBP	3,312,000	57,783
FTSE 100 Index Expiration: Oct 2025; Contracts: 90; Exercise Price: GBP 7,200.00; Counterparty: UBS AG(l)	GBP	648,000	11,305
Nikkei 225 Index Expiration: Dec 2025; Contracts: 26,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(l)	JPY	806,000,000	128,640
Nikkei 225 Index Expiration: Dec 2025; Contracts: 7,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(l)	JPY	217,000,000	34,634
S&P 500 Index Expiration: Nov 2025; Contracts: 16,300; Exercise Price: USD 5,150.00; Counterparty: UBS AG(l)	USD	83,945,000	1,973,720
S&P 500 Index Expiration: Nov 2025; Contracts: 3,500; Exercise Price: USD 5,150.00; Counterparty: UBS AG(l)	USD	18,025,000	423,805

Total Purchased Options - Puts (premiums paid $2,557,395)			2,863,080

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 0.8%
Belgium – 0.3%
Dexia SA Series E 0.01%, 01/21/2028(a)	EUR	900	$864,358

Canada – 0.1%
Canada Housing Trust No. 1 4.25%, 03/15/2034(a)	CAD	270	198,134

France – 0.1%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	470,079

Netherlands – 0.3%
BNG Bank NV 3.50%, 07/19/2027	AUD	1,773	1,077,492

Total Governments - Sovereign Agencies (cost $2,752,639)			2,610,063

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.6%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	200	182,875
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		200	199,600
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	189,000
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		112	106,611

			678,086

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		229	203,824

Energy – 0.3%
Ecopetrol SA 8.375%, 01/19/2036		49	47,211
8.625%, 01/19/2029		288	305,035
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	199,292
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		101	100,493
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	499,124

			1,151,155

			2,033,065

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)	U.S.$	86	$85,810

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		200	194,126

			279,936

Total Emerging Markets - Corporate Bonds (cost $2,326,975)			2,313,001

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027		165	165,652
Commonwealth Financing Authority (Commonwealth of Pennsylvania Department of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	72,336
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029		328	346,918
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	604,477
2.154%, 07/01/2030		224	193,088
Series 2024-A 5.526%, 07/01/2034 98			98,982
University of California Series 2021-B 3.071%, 05/15/2051		1,130	746,033

Total Local Governments - US Municipal Bonds (cost $2,646,669)			2,227,486

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.4%
Basic – 0.0%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	144	159,496

Communications - Media – 0.1%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	168	152,858
5.75%, 12/01/2028(a)		66	56,393
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	320	303,692

			512,943

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
Altice France SA 3.375%, 01/15/2028(a)	EUR	320	$250,344

Consumer Cyclical - Automotive – 0.0%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)		100	97,236

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	188	187,412
6.125%, 04/01/2032(a)		77	76,857

			264,269

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	200	201,052

			1,485,340

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (c)	U.S.$	384	383,962

Financial Institutions – 0.1%
Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025		212	209,554

Total Corporates - Non-Investment Grade (cost $2,301,334)			2,078,856

SUPRANATIONALS – 0.6%
International Bank for Reconstruction & Development Series E 6.75%, 07/13/2029	INR	46,000	528,496
European Union Series NGEU 3.375%, 10/05/2054(a)	EUR	477	490,533
European Investment Bank 1.80%, 01/19/2027	AUD	686	405,158
0.75%, 07/15/2027		690	392,559
International Finance Corp. 4.45%, 05/14/2027		407	253,709

Total Supranationals (cost $2,302,912)			2,070,455

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.5%
Canada – 0.5%
Hydro Quebec Interest Strip Zero Coupon, 08/15/2038	CAD	118	46,349
Zero Coupon, 08/15/2041		118	40,123
Zero Coupon, 02/15/2042		118	39,346

	Principal Amount (000)		U.S. $ Value

Zero Coupon, 08/15/2042	CAD	118	$38,361
Zero Coupon, 02/15/2043		118	37,411
Zero Coupon, 02/15/2044		118	35,837
Series JN Zero Coupon, 02/15/2046		118	32,950
Province of Ontario Canada 2.90%, 12/02/2046		1,223	690,136
3.45%, 06/02/2045		375	233,367
4.60%, 12/02/2055		129	96,162
Province of Ontario Generic Coupon Strip Zero Coupon, 06/02/2037		119	49,828
Zero Coupon, 06/02/2038		119	47,453
Zero Coupon, 12/02/2038		119	46,335
Zero Coupon, 06/02/2039		119	45,216
Zero Coupon, 06/02/2040		119	43,030
Zero Coupon, 12/02/2040		118	41,755
Zero Coupon, 06/02/2041		118	40,874
Zero Coupon, 12/02/2041		119	40,153
Zero Coupon, 06/02/2042		119	39,172
Series INT Zero Coupon, 06/02/2043		118	37,201
Zero Coupon, 12/02/2045		118	33,456
Zero Coupon, 12/02/2046		118	31,947
Zero Coupon, 06/02/2047		119	31,569

Total Local Governments - Provincial Bonds (cost $1,891,821)			1,818,031

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$	200	201,200

Germany – 0.2%
Kreditanstalt fuer Wiederaufbau 4.10%, 02/20/2026	AUD	1,683	1,040,735

Indonesia – 0.1%
Indonesia Government International Bond 3.375%, 07/30/2025(a)	EUR	299	309,041

Romania – 0.1%
Romanian Government International Bond 5.125%, 09/24/2031(a)		256	258,256

Total Governments - Sovereign Bonds (cost $1,978,164)			1,809,232

AGENCIES – 0.3%
Agency Debentures – 0.3%
Federal Home Loan Banks 4.00%, 06/30/2028	U.S.$	865	857,414
4.75%, 12/08/2028		265	268,352

Total Agencies (cost $1,132,876)			1,125,766

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.2%
Australia – 0.2%
Treasury Corp. of Victoria

	Principal Amount (000)		U.S. $ Value

2.25%, 11/20/2034	AUD	443	$212,666
2.00%, 11/20/2037		337	142,003
2.25%, 09/15/2033(a)		582	290,755

Total Local Governments - Regional Bonds (cost $698,028)			645,424

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(a)	U.S.$	321	304,649

Mexico – 0.0%
Petroleos Mexicanos 6.50%, 03/13/2027		98	94,433

Total Quasi-Sovereigns (cost $416,693)			399,082

EMERGING MARKETS - TREASURIES – 0.1%
South Africa – 0.1%
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048 (cost $327,831)	ZAR	7,041	299,862

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a) (cost $217,349)	U.S.$	221	219,563

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,966)	CAD	70	49,762

	Shares

SHORT-TERM INVESTMENTS – 14.6%
Investment Companies – 11.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(g) (h) (m) (cost $39,526,558)		39,526,558	39,526,558

	Principal Amount (000)

U.S. Treasury Bills – 3.2%
United States – 3.2%
U.S. Treasury Bill Zero Coupon, 01/23/2025	U.S.$	3,393	3,384,089
Zero Coupon, 02/13/2025		1,509	1,501,617
Zero Coupon, 02/27/2025		3,824	3,798,709
Zero Coupon, 03/13/2025		2,628	2,606,887

Total U.S. Treasury Bills (cost $11,287,349)			11,291,302

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 0.2%
Japan – 0.2%
Japan Treasury Discount Bill Series 1231 Zero Coupon, 05/20/2025	JPY	55,200	$350,551
Series 1267 Zero Coupon, 05/12/2025		74,750	474,734

Total Governments - Treasuries (cost $865,271)			825,285

Total Short-Term Investments (cost $51,679,178)			51,643,145

Total Investments – 106.2% (cost $387,080,056)(n)			373,893,009
Other assets less liabilities – (6.2)%			(21,679,350)

Net Assets – 100.0%			$352,213,659

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	6	March 2025	$394,221	$(1,485)
5 Yr Canadian Bond Futures	64	March 2025	5,043,153	67,587
E-Mini Russell 2000 Futures	47	March 2025	5,287,030	(298,942)
Euro STOXX 50 Index Futures	110	March 2025	5,561,581	(94,258)
Euro-BOBL Futures	49	March 2025	5,982,177	(69,443)
Euro-Bund Futures	20	March 2025	2,764,476	(63,622)
FTSE 100 Index Futures	7	March 2025	716,882	(6,792)
Long Gilt Futures	39	March 2025	4,511,834	(137,257)
MSCI Emerging Markets Futures	31	March 2025	1,664,390	(61,367)
MSCI Singapore IX ETS Futures	4	January 2025	109,384	(229)
Nikkei 225 (OSE) Futures	5	March 2025	1,267,914	18,083
OMXS 30 Index Futures	6	January 2025	134,655	(3,328)
S&P 500 E-Mini Futures	299	March 2025	88,739,462	(2,743,955)
S&P Mid 400 E-Mini Futures	12	March 2025	3,776,040	(204,337)
S&P/TSX 60 Index Futures	1	March 2025	206,630	(5,055)
TOPIX Index Futures	24	March 2025	4,250,278	75,552
U.S. T-Note 2 Yr (CBT) Futures	308	March 2025	63,327,688	22,720
U.S. T-Note 5 Yr (CBT) Futures	418	March 2025	44,435,360	(196,909)
U.S. T-Note 10 Yr (CBT) Futures	59	March 2025	6,416,250	(70,458)
U.S. Ultra Bond (CBT) Futures	29	March 2025	3,448,281	(203,013)
Sold Contracts
10 Yr Australian Bond Futures	25	March 2025	1,746,605	25,402
10 Yr Canadian Bond Futures	42	March 2025	3,582,469	10,714
10 Yr Japan Bond (OSE) Futures	8	March 2025	7,214,719	24,945
Euro Buxl 30 Yr Bond Futures	6	March 2025	824,619	53,195
Euro-Bund Futures	7	March 2025	967,567	22,181
Euro-Schatz Futures	9	March 2025	997,384	3,393
FTSE 100 Index Futures	50	March 2025	5,120,583	41,670
SPI 200 Futures	16	March 2025	2,017,282	32,413
U.S. 10 Yr Ultra Futures	66	March 2025	7,346,625	172,807
U.S. Long Bond (CBT) Futures	3	March 2025	341,531	13,800
U.S. Ultra Bond (CBT) Futures	11	March 2025	1,307,969	52,905

				$(3,523,083)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	1,373	USD	222	01/03/2025	$(519)
Bank of America, NA	USD	236	BRL	1,373	01/03/2025	(13,586)
Bank of America, NA	CLP	231,826	USD	237	01/16/2025	3,939
Bank of America, NA	COP	1,015,844	USD	224	01/16/2025	(6,016)
Bank of America, NA	EUR	6,248	USD	6,648	01/16/2025	172,971
Bank of America, NA	GBP	12,081	USD	15,323	01/16/2025	200,407
Bank of America, NA	PEN	1,672	USD	444	01/16/2025	(998)
Bank of America, NA	USD	240	COP	1,061,684	01/16/2025	242
Bank of America, NA	USD	5,897	GBP	4,596	01/16/2025	(143,436)
Bank of America, NA	KRW	1,013,701	USD	728	01/17/2025	41,542
Bank of America, NA	USD	342	KRW	486,375	01/17/2025	(13,057)
Bank of America, NA	AUD	11,769	USD	7,638	02/05/2025	353,668
Bank of America, NA	NOK	5,867	USD	528	02/05/2025	12,388
Bank of America, NA	NZD	2,660	USD	1,552	02/05/2025	63,213
Bank of America, NA	USD	1,905	CAD	2,669	02/05/2025	(46,233)
Bank of America, NA	USD	2,718	NZD	4,647	02/05/2025	(117,187)
Bank of America, NA	USD	1,389	SEK	15,147	02/05/2025	(17,316)
Bank of America, NA	USD	958	JPY	146,458	02/21/2025	(22,513)
Bank of America, NA	EUR	9,316	USD	9,783	02/27/2025	110,860
Barclays Bank PLC	USD	3,358	GBP	2,648	01/16/2025	(43,575)
Barclays Bank PLC	MYR	2,431	USD	557	01/21/2025	13,930
Barclays Bank PLC	AUD	7,510	USD	4,774	02/05/2025	125,796
Barclays Bank PLC	NOK	14,134	USD	1,274	02/05/2025	31,953
BNP Paribas SA	JPY	1,226,859	USD	8,153	01/06/2025	355,279
Citibank, NA	BRL	1,194	USD	194	01/03/2025	749
Citibank, NA	BRL	1,466	USD	236	01/03/2025	(1,410)
Citibank, NA	USD	430	BRL	2,660	01/03/2025	1,005
Citibank, NA	COP	1,031,865	USD	232	01/16/2025	(2,123)
Citibank, NA	USD	236	CLP	231,996	01/16/2025	(2,959)
Citibank, NA	USD	229	COP	1,032,538	01/16/2025	5,282
Citibank, NA	USD	4,132	GBP	3,294	01/16/2025	(9,506)
Citibank, NA	USD	237	PEN	893	01/16/2025	312
Citibank, NA	KRW	2,158,274	USD	1,612	01/17/2025	149,978
Citibank, NA	USD	239	KRW	326,932	01/17/2025	(17,090)
Citibank, NA	IDR	7,286,623	USD	461	01/24/2025	11,079
Citibank, NA	USD	434	IDR	6,806,753	01/24/2025	(13,557)
Citibank, NA	CAD	7,084	USD	5,126	02/05/2025	191,697
Citibank, NA	USD	2,233	CAD	3,145	02/05/2025	(42,491)
Deutsche Bank AG	CAD	777	USD	561	02/05/2025	19,601
Deutsche Bank AG	NOK	12,880	USD	1,158	02/05/2025	26,281
Deutsche Bank AG	USD	7,518	CAD	10,700	02/05/2025	(65,050)
Deutsche Bank AG	USD	2,966	NOK	32,881	02/05/2025	(77,490)
Deutsche Bank AG	USD	2,692	JPY	410,279	02/21/2025	(70,650)
Deutsche Bank AG	EUR	6,091	USD	6,408	02/27/2025	83,461
Goldman Sachs Bank USA	USD	871	GBP	689	01/16/2025	(9,476)
Goldman Sachs Bank USA	SEK	21,645	USD	1,976	02/05/2025	16,058
HSBC Bank USA	CNH	36,505	USD	5,052	01/23/2025	75,969
HSBC Bank USA	CAD	7,904	USD	5,666	02/05/2025	160,243
HSBC Bank USA	EUR	9,977	USD	10,576	02/06/2025	227,104
JPMorgan Chase Bank, NA	USD	532	KRW	746,800	01/17/2025	(26,347)
JPMorgan Chase Bank, NA	USD	7,300	AUD	11,237	02/05/2025	(345,434)
JPMorgan Chase Bank, NA	JPY	1,383,408	USD	8,815	02/21/2025	(23,677)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	BRL	1,287	USD	208	01/03/2025	$(486)
Morgan Stanley Capital Services, Inc.	USD	209	BRL	1,287	01/03/2025	(367)
Morgan Stanley Capital Services, Inc.	COP	6,135,068	USD	1,381	01/16/2025	(9,431)
Morgan Stanley Capital Services, Inc.	IDR	6,006,770	USD	384	01/24/2025	13,227
Morgan Stanley Capital Services, Inc.	BRL	1,287	USD	207	02/04/2025	389
Standard Chartered Bank	IDR	7,519,107	USD	465	01/24/2025	1,450
Standard Chartered Bank	USD	267	IDR	4,258,961	01/24/2025	(4,360)
State Street Bank & Trust Co.	JPY	159,018	USD	1,058	01/06/2025	47,797
State Street Bank & Trust Co.	GBP	996	USD	1,257	01/16/2025	9,799
State Street Bank & Trust Co.	GBP	189	USD	237	01/16/2025	(119)
State Street Bank & Trust Co.	USD	422	GBP	334	01/16/2025	(4,709)
State Street Bank & Trust Co.	CNH	8,020	USD	1,100	01/23/2025	6,408
State Street Bank & Trust Co.	USD	236	CNH	1,707	01/23/2025	(3,675)
State Street Bank & Trust Co.	CZK	5,716	USD	237	01/24/2025	2,330
State Street Bank & Trust Co.	HUF	101,363	USD	263	01/24/2025	7,998
State Street Bank & Trust Co.	PLN	1,963	USD	479	01/24/2025	4,383
State Street Bank & Trust Co.	USD	239	CZK	5,721	01/24/2025	(4,009)
State Street Bank & Trust Co.	USD	230	HUF	90,453	01/24/2025	(2,480)
State Street Bank & Trust Co.	USD	481	PLN	1,959	01/24/2025	(7,308)
State Street Bank & Trust Co.	CAD	1,323	USD	943	02/05/2025	22,121
State Street Bank & Trust Co.	NOK	5,930	USD	533	02/05/2025	12,537
State Street Bank & Trust Co.	NZD	1,052	USD	611	02/05/2025	21,761
State Street Bank & Trust Co.	SEK	10,612	USD	964	02/05/2025	3,050
State Street Bank & Trust Co.	USD	256	CAD	354	02/05/2025	(9,443)
State Street Bank & Trust Co.	USD	143	NOK	1,585	02/05/2025	(3,471)
State Street Bank & Trust Co.	USD	188	SEK	2,068	02/05/2025	(1,038)
State Street Bank & Trust Co.	ZAR	5,896	USD	323	02/14/2025	11,842
State Street Bank & Trust Co.	MXN	7,683	USD	376	02/20/2025	11,012
State Street Bank & Trust Co.	USD	238	MXN	4,845	02/20/2025	(7,080)
State Street Bank & Trust Co.	JPY	19,156	USD	122	02/21/2025	(78)
State Street Bank & Trust Co.	EUR	172	USD	179	02/27/2025	172
State Street Bank & Trust Co.	USD	117	EUR	112	02/27/2025	(602)
UBS AG	USD	202	KRW	284,052	01/17/2025	(9,862)
UBS AG	AUD	3,206	USD	2,083	02/05/2025	99,066
UBS AG	CHF	7,039	USD	7,940	02/27/2025	138,696
UBS AG	INR	6,805	USD	80	03/06/2025	955

						$1,669,786

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	(5.00)%	Quarterly	3.12%	USD	4,230	$(332,782)	$(293,418)	$(39,364)
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	(1.00)	Quarterly	0.70	USD	7,413	(102,105)	(119,547)	17,442
Malaysia Government Bond, 12/20/2029*	(1.00)	Quarterly	0.50	USD	6,590	(150,860)	(166,632)	15,772
Sale Contracts
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00	Quarterly	0.50	USD	7,415	168,093	158,688	9,405

						$(417,654)	$(420,909)	$3,255

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,460	04/15/2026	2.530%	CPI#	Maturity	$(2,558)	$—	$(2,558)
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	83,199	—	83,199
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	80,839	—	80,839
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	50,678	—	50,678

						$212,158	$—	$212,158

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	610	04/21/2025	1.815%	1 Day SOFR	Annual	$18,818	$5,252	$13,566
USD	370	06/09/2025	1.970%	1 Day SOFR	Annual	10,248	4,245	6,003
USD	484	08/04/2025	1.950%	1 Day SOFR	Annual	12,521	7,330	5,191
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	113,404	70,093	43,311
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	49,124	43,191	5,933
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	21,676	20,164	1,512
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	21,190	19,674	1,516
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	63,456	42,588	20,868
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	37,022	25,182	11,840
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	1,160,354	867,871	292,483
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	402,047	317,191	84,856
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	172,341	145,912	26,429

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	$207,382	$134,752	$72,630
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	2,697,341	2,024,453	672,888
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	152,704	107,903	44,801

						$5,139,628	$3,835,801	$1,303,827

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	116	03/21/2025	$1,107

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at December 31, 2024
HSBC Securities (USA), Inc.†	USD	622	4.10%	—	$638,286
HSBC Securities (USA), Inc.†	USD	2,607	4.10%	—	2,664,971
HSBC Securities (USA), Inc.†	USD	1,104	4.10%	—	1,130,485
HSBC Securities (USA), Inc.†	USD	514	4.10%	—	529,912

					$4,963,654

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$4,963,654	$—	$—	$—	$4,963,654

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $90,766,219 or 25.8% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Fair valued by the Adviser.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.

(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	Inverse interest only security.
(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of December 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 08/03/2023	$332,324	$339,224	0.10%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	1,082,693	1,048,918	0.30%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	39,359	37,606	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	390,606	368,473	0.10%

(k)	IO - Interest Only.
(l)	Non-income producing security.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,555,805 and gross unrealized depreciation of investments was $(21,075,802), resulting in net unrealized depreciation of $(13,519,997).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$63,446,025	$—	$63,446,025
Corporates - Investment Grade	—	57,787,668	—	57,787,668
Inflation-Linked Securities	—	56,850,546	—	56,850,546
Investment Companies	45,944,501	—	—	45,944,501
Mortgage Pass-Throughs	—	33,512,661	—	33,512,661
Collateralized Mortgage Obligations	—	14,068,286	—	14,068,286
Asset-Backed Securities	—	13,881,971	—	13,881,971
Commercial Mortgage-Backed Securities	—	6,966,444	—	6,966,444
Collateralized Loan Obligations	—	5,313,987	—	5,313,987
Covered Bonds	—	3,948,112	—	3,948,112
Purchased Options - Puts	—	2,863,080	—	2,863,080
Governments - Sovereign Agencies	—	2,610,063	—	2,610,063
Emerging Markets - Corporate Bonds	—	2,313,001	—	2,313,001
Local Governments - US Municipal Bonds	—	2,227,486	—	2,227,486
Corporates - Non-Investment Grade	—	2,078,856	—	2,078,856
Supranationals	—	2,070,455	—	2,070,455
Local Governments - Provincial Bonds	—	1,818,031	—	1,818,031

Investments in Securities:	Level 1	Level 2	Level 3	Total
Governments - Sovereign Bonds	$—	$1,809,232	$—	$1,809,232
Agencies	—	1,125,766	—	1,125,766
Local Governments - Regional Bonds	—	645,424	—	645,424
Quasi-Sovereigns	—	399,082	—	399,082
Emerging Markets - Treasuries	—	299,862	—	299,862
Emerging Markets - Sovereigns	—	219,563	—	219,563
Local Governments - Canadian Municipal Bonds	—	49,762	—	49,762
Short-Term Investments:
Investment Companies	39,526,558	—	—	39,526,558
U.S. Treasury Bills	—	11,291,302	—	11,291,302
Governments - Treasuries	—	825,285	—	825,285

Total Investments in Securities	85,471,059	288,421,950	—	373,893,009
Other Financial Instruments(a):
Assets:
Futures	637,367	—	—	637,367
Forward Currency Exchange Contracts	—	2,870,000	—	2,870,000
Centrally Cleared Credit Default Swaps	—	168,093	—	168,093
Centrally Cleared Inflation (CPI) Swaps	—	214,716	—	214,716
Centrally Cleared Interest Rate Swaps	—	5,139,628	—	5,139,628
Total Return Swaps	—	1,107	—	1,107
Liabilities:
Futures	(4,160,450)	—	—	(4,160,450)
Forward Currency Exchange Contracts	—	(1,200,214)	—	(1,200,214)
Centrally Cleared Credit Default Swaps	—	(585,747)	—	(585,747)
Centrally Cleared Inflation (CPI) Swaps	—	(2,558)	—	(2,558)

Total	$81,947,976	$295,026,975	$—	$376,974,951

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

							Distributions
Fund	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$12,826	$313	$0	$0	$(929)	$12,210	$313	$0
AB Government Money Market Portfolio	27,538	58,740	46,751	0	0	39,527	658	0
Total	$40,364	$59,053	$46,751	$0	$(929)	$51,737	$971	$0